Putnam Small Cap Growth Fund
The fund's portfolio
3/31/20 (Unaudited)

COMMON STOCKS (98.6%)(a)
	Shares	Value
Aerospace and defense (4.7%)
HEICO Corp. Class A	110,825	$7,081,718
Mercury Systems, Inc.(NON)	172,307	12,292,381

		19,374,099
Biotechnology (11.2%)
ACADIA Pharmaceuticals, Inc.(NON)	64,900	2,742,025
Acceleron Pharma, Inc.(NON)	78,118	7,020,465
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	43,800	4,932,318
Biohaven Pharmaceutical Holding Co., Ltd.(NON)	60,700	2,065,621
Castle Biosciences, Inc.(NON)	50,098	1,493,421
Emergent BioSolutions, Inc.(NON)	131,887	7,630,982
Global Blood Therapeutics, Inc.(NON)	39,150	2,000,174
Immunomedics, Inc.(NON)	128,400	1,730,832
Insmed, Inc.(NON)	125,800	2,016,574
Ligand Pharmaceuticals, Inc.(NON)(S)	22,649	1,647,035
Mirati Therapeutics, Inc.(NON)	31,708	2,437,394
PTC Therapeutics, Inc.(NON)	83,400	3,720,474
uniQure NV (Netherlands)(NON)	18,900	896,805
Veracyte, Inc.(NON)	95,582	2,323,598
Vericel Corp.(NON)	132,134	1,211,669
Y-mAbs Therapeutics, Inc.(NON)	82,200	2,145,420

		46,014,807
Building products (4.1%)
CSW Industrials, Inc.	101,297	6,569,110
Trex Co., Inc.(NON)(S)	129,527	10,380,294

		16,949,404
Capital markets (2.7%)
Hamilton Lane, Inc. Class A	196,685	10,878,647

		10,878,647
Chemicals (0.8%)
Ingevity Corp.(NON)	91,700	3,227,840

		3,227,840
Commercial services and supplies (2.6%)
Brink's Co. (The)	109,300	5,689,065
Casella Waste Systems, Inc. Class A(NON)	123,587	4,827,308

		10,516,373
Construction and engineering (0.4%)
NV5 Global, Inc.(NON)	41,500	1,713,535

		1,713,535
Diversified consumer services (2.1%)
Bright Horizons Family Solutions, Inc.(NON)	49,377	5,036,454
Chegg, Inc.(NON)	100,712	3,603,475

		8,639,929
Electronic equipment, instruments, and components (2.6%)
Novanta, Inc.(NON)	134,005	10,704,319

		10,704,319
Equity real estate investment trusts (REITs) (1.7%)
Terreno Realty Corp.	135,900	7,032,825

		7,032,825
Food and staples retail (0.6%)
BJ's Wholesale Club Holdings, Inc.(NON)	95,600	2,434,932

		2,434,932
Health-care equipment and supplies (10.5%)
Antares Pharma, Inc.(NON)	575,000	1,357,000
CONMED Corp.	74,580	4,271,197
Haemonetics Corp.(NON)	38,000	3,787,080
Inmode, Ltd. (Israel)(NON)(S)	84,333	1,813,160
Insulet Corp.(NON)	26,019	4,310,828
Mesa Laboratories, Inc.(S)	10,989	2,484,503
Novocure, Ltd. (Jersey)(NON)	60,200	4,053,868
Quidel Corp.(NON)	137,439	13,442,909
Tactile Systems Technology, Inc.(NON)	81,168	3,259,707
Tandem Diabetes Care, Inc.(NON)	63,800	4,105,530

		42,885,782
Health-care providers and services (4.9%)
1Life Healthcare, Inc.(NON)	75,000	1,361,250
Amedisys, Inc.(NON)	57,000	10,461,780
HealthEquity, Inc.(NON)	39,576	2,002,150
R1 RCM, Inc.(NON)	403,590	3,668,633
US Physical Therapy, Inc.	34,900	2,408,100

		19,901,913
Health-care technology (3.0%)
Phreesia, Inc.(NON)	140,619	2,957,218
Tabula Rasa HealthCare, Inc.(NON)(S)	52,360	2,737,904
Teladoc Health, Inc.(NON)	41,654	6,456,787

		12,151,909
Hotels, restaurants, and leisure (5.8%)
Churchill Downs, Inc.	57,100	5,878,445
Luckin Coffee, Inc. ADR (China)(NON)(S)	104,768	2,848,642
Planet Fitness, Inc. Class A(NON)	162,500	7,913,750
Wingstop, Inc.	87,352	6,961,954

		23,602,791
Household durables (0.7%)
TopBuild Corp.(NON)	42,400	3,037,536

		3,037,536
Insurance (4.3%)
Kinsale Capital Group, Inc.	79,354	8,294,874
Palomar Holdings, Inc.(NON)	158,936	9,243,718

		17,538,592
IT Services (0.9%)
Evo Payments, Inc. Class A(NON)	228,122	3,490,267

		3,490,267
Life sciences tools and services (4.3%)
Codexis, Inc.(NON)(S)	197,472	2,203,788
Medpace Holdings, Inc.(NON)	102,900	7,550,802
Repligen Corp.(NON)	79,669	7,691,245

		17,445,835
Machinery (2.0%)
Albany International Corp. Class A	50,410	2,385,905
Evoqua Water Technologies Corp.(NON)	26,855	301,045
RBC Bearings, Inc.(NON)	49,337	5,564,720

		8,251,670
Media (4.1%)
Cable One, Inc.	9,469	15,567,131
TechTarget, Inc.(NON)	63,834	1,315,619

		16,882,750
Miscellaneous (0.7%)
EverArc Holdings, Ltd. (British Virgin Islands)(NON)	194,901	2,923,515

		2,923,515
Pharmaceuticals (1.0%)
Horizon Therapeutics PLC(NON)	141,700	4,197,154

		4,197,154
Real estate management and development (1.3%)
Colliers International Group, Inc. (Canada)	107,480	5,141,444

		5,141,444
Road and rail (1.2%)
Saia, Inc.(NON)	68,561	5,041,976

		5,041,976
Semiconductors and semiconductor equipment (3.9%)
Brooks Automation, Inc.	99,476	3,034,018
Cabot Microelectronics Corp.	21,700	2,476,838
Entegris, Inc.	168,186	7,529,687
Nova Measuring Instruments, Ltd. (Israel)(NON)	95,470	3,117,096

		16,157,639
Software (13.3%)
Everbridge, Inc.(NON)(S)	126,500	13,454,540
Five9, Inc.(NON)	63,700	4,870,502
j2 Global, Inc.	96,153	7,197,052
Mimecast, Ltd.(NON)	53,611	1,892,468
Paylocity Holding Corp.(NON)	73,963	6,532,412
Ping Identity Holding Corp.(NON)(S)	184,500	3,693,690
PROS Holdings, Inc.(NON)	93,160	2,890,755
Q2 Holdings, Inc.(NON)	31,703	1,872,379
QAD, Inc. Class A	71,601	2,859,028
SPS Commerce, Inc.(NON)	100,500	4,674,255
Verra Mobility Corp.(NON)	622,562	4,445,093

		54,382,174
Specialty retail (2.1%)
Boot Barn Holdings, Inc.(NON)(S)	111,228	1,438,178
Five Below, Inc.(NON)(S)	103,893	7,311,989

		8,750,167
Trading companies and distributors (1.1%)
SiteOne Landscape Supply, Inc.(NON)(S)	60,894	4,483,014

		4,483,014

Total common stocks (cost $387,935,225)		$403,752,838

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
EverArc Holdings, Ltd. (British Virgin Islands)	12/1/22	$12.00	237,140	$35,571

Total warrants (cost $2,371)				$35,571

SHORT-TERM INVESTMENTS (13.3%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.54%(AFF)	47,140,325	$47,140,325
Putnam Short Term Investment Fund 0.92%(AFF)	7,424,048	7,424,048

Total short-term investments (cost $54,564,373)		$54,564,373
TOTAL INVESTMENTS

Total investments (cost $442,501,969)		$458,352,782

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2019 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $409,297,206.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$76,484,563	$183,441,419	$212,785,657	$1,201,523	$47,140,325
	Putnam Short Term Investment Fund**	10,234,937	97,243,850	100,054,739	141,731	7,424,048

	Total Short-term investments	$86,719,500	$280,685,269	$312,840,396	$1,343,254	$54,564,373
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $47,140,325, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $44,881,428.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$16,882,750	$—	$—
Consumer discretionary	44,030,423	—	—
Consumer staples	2,434,932	—	—
Financials	28,417,239	—	—
Health care	142,597,400	—	—
Industrials	66,330,071	—	—
Information technology	84,734,399	—	—
Materials	3,227,840	—	—
Miscellaneous	2,923,515	—	—
Real estate	12,174,269	—	—

Total common stocks	403,752,838	—	—
Warrants	35,571	—	—
Short-term investments	7,424,048	47,140,325	—

Totals by level	$411,212,457	$47,140,325	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	140,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com